Condensed Consolidated Statements of Comprehensive Income (Unaudited) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Line Items]
Revenue	€ 481,244	€ 395,683	€ 784,168	€ 644,173
Cost of sales	(210,084)	(160,233)	(328,140)	(255,403)
Gross profit	271,160	235,450	456,028	388,770
Operating expenses
Selling and distribution expenses	(113,155)	(86,748)	(216,639)	(172,867)
General administrative expenses	(19,986)	(32,391)	(54,377)	(54,524)
Foreign exchange gain (loss)	(5,483)	(16,924)	(17,138)	(47,754)
Other income (expenses), net	(25)	3,945	206	3,945
Profit from operations	132,511	103,332	168,080	117,570
Finance cost, net	(27,389)	(29,566)	(63,439)	(54,664)
Profit before tax	105,122	73,766	104,641	62,906
Income tax benefit (expense)	(33,470)	(24,373)	(40,144)	(22,699)
Net profit	71,652	49,393	64,497	40,207
Items that may be reclassified to profit (loss) in subsequent periods (net of tax):
Cumulative translation adjustment gain (loss)	20,015	(17,963)	(17,601)	(99,667)
Net position of fair value changes of the cash flow hedge	481		(480)
Items that will not be reclassified to profit in subsequent periods:
Other comprehensive income (loss)	20,496	(17,963)	(18,081)	(99,667)
Total comprehensive income (loss)	€ 92,148	€ 31,430	€ 46,416	€ (59,460)
Earnings per share
Basic	€ 0.38	€ 0.27	€ 0.34	€ 0.22
Diluted	€ 0.38	€ 0.27	€ 0.34	€ 0.22